OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of other liabilities [text block] [Abstract]
Disclosure Of Other Liabilities
	2017	2016
	£m	£m
Settlement balances	501	706
Unitholders’ interest in Open Ended Investment Companies	14,480	22,947
Unallocated surplus within insurance businesses	390	243
Other creditors and accruals	5,359	5,297
Total other liabilities	20,730	29,193